Investments - Narrative (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Investment Company [Abstract]
Amortized cost basis, unrealized loss positions	$ 788,798
Unrealized loss position	25,181
Unrealized loss position, less than 12 months	3,362
Unrealized loss position, 12 months or longer	$ 21,819